Note 12 - Segmented Information (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area [Table Text Block]
	Three Months Ended June 30,
	2012	2011
Revenue by country:
United States of America	$6,056	$1,088
Canada	2,454	432
Germany	375	518
Other	1,065	640
	$9,950	$2,678

	Year ended March 31,
	2012	2011
Revenue by country:
United States	$17,363	$7,096
Canada	3,022	2,123
Germany	2,455	2,228
All other countries	4,688	6,312
	$27,528	$17,759

Schedule of Revenue by Major Customers by Reporting Segments [Table Text Block]
Three Months Ended	Total Revenue (in millions)	Number of Customers with Revenue > 10% of Total Revenue	Customer Share as a Percent of Total Revenue
June 30, 2012	$10.0	2	59%
June 30, 2011	$2.7	2	30%

Fiscal Year	Total Revenue (in millions)	Number of Customers with Revenue of 10% or greater of Total Revenue	Customer Share as a Percent of Total Revenue	Percentage Share of Total Revenue
2012	$27.5	1	37%	37%
2011	$17.8	1	11%	11%

Schedule of Receivables by Major Customers [Table Text Block]
Three Months Ended	Accounts Receivable (in millions)	Number of Customers with Account Balance > 10% of Total Receivables	Customer Share as a Percent of Total Receivables
June 30, 2012	$2.5	1	11%